Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2022	2021	2020	2022	2021	2020	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(710)	(164)	(119)	47	33	105	1,363	816	(1,673)	(1,150)
Immediate parent	(6)	(6)	(7)	308	263	316	1	7	(14,390)	(10,935)
Fellow subsidiaries	(69)	(57)	(58)	177	163	157	108	159	(348)	(534)
Associates & joint ventures	(76)	(34)	(29)	17	4	—	4,151	3,075	(973)	(918)
	(861)	(261)	(213)	549	463	578	5,623	4,057	(17,384)	(13,537)